Capital Management - Schedule of Net Gearing Ratios (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Capital Management [Abstract]
Borrowings	$ 6,326,638	$ 6,028,791
Less: cash and bank balances	(2,361,689)	(1,000,284)
Net debt	3,964,949	5,028,507
Total Owner’s equity	$ 4,059,985	$ 2,108,568
Net gearing ratio	0.98%	2.38%